Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents		$ 2,450,033	$ 1,123,023
Restricted cash		886	915,421
Accounts receivable, net		293,599	245,489
Deposits and other current assets, net		77,263	72,499
Tax recoverable		40,710	9,375
Total current assets		2,873,756	2,565,487
Non-current assets:
Plant and equipment, net		27,632	14,687
Deferred initial public offering (“IPO”) costs		750,361	10,256
Operating lease right-of-use assets, net		255,389	84,139
Deferred tax assets		2,738	1,303
Total non-current assets		1,036,120	110,385
TOTAL ASSETS		3,909,876	2,675,872
Current liabilities:
Accounts payable		38,017	19,334
Accounts payable – related parties			17,222
Operating lease liabilities, current		126,227	58,919
Income tax payable		70,397	75,449
Accrued liabilities and other payables		763,767	671,468
Contract liabilities		560,621	485,319
Amount due to a beneficial owner		7,485
Amounts due to related companies		8,891	175,933
Total current liabilities		1,575,405	1,503,644
Non-current liabilities:
Operating lease liabilities, non-current		147,587	23,763
Total non-current liabilities		147,587	23,763
TOTAL LIABILITIES		1,722,992	1,527,407
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary share, $0.00008 par value; 625,000,000 shares authorized, 12,500,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively	[1]	1,000	1,000
Retained earnings		2,149,596	1,127,871
Accumulated other comprehensive income		36,288	19,594
Total shareholders’ equity		2,186,884	1,148,465
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		3,909,876	2,675,872
Related Party
Current assets:
Accounts receivable, related parties		11,265	22,928
Amount due from a related party			32,613
Director
Current assets:
Amount due from a related party			103,005
Beneficial Owner
Current assets:
Amount due from a related party			$ 41,134

[1]	Retrospectively restated for effect of share reorganization (see Note 11)